Long Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Long-Term Debt
Schedule of long-term debt

As of the dates indicated the Company’s long‑term debt consisted of the following (in thousands):

	September 30,	December 31,
	2016	2015
Credit facility due November 29, 2018	$89,000	$225,000
Second Lien Notes due May 29, 2019	—	430,000
Senior Notes due July 15, 2021	550,000	—
Unamortized debt discount and debt issuance costs on Second Lien Notes and Senior Notes	(12,399)	(17,210)
Total long-term debt	626,601	637,790
Less: current portion of long-term debt	—	—
Total long-term debt, net of current portion	$626,601	$637,790

As of the dates indicated the Company’s long-term debt consisted of the following (in thousands):

	December 31, 2015(1)	December 31, 2014(1)
Credit facility due November 29, 2018	$225,000	$100,000
Second Lien Notes due May 29, 2019	430,000	430,000
Unamortized debt discount and debt issuance costs on Second Lien Notes	(17,210)	(21,097)
Total long-term debt	637,790	508,903
Less: current portion of long-term debt	—	—
Total long-term debt, net of current portion	$637,790	$508,903

(1)These amounts have been reclassified to conform to the current period presentation on the accompanying balance sheets. Please refer to the section Recent Accounting Pronouncements in Note 2—Basis of Presentation and Significant Accounting Policies for additional discussion.

Schedule of Borrowing Base Utilization Grid

		LIBOR	Base Rate	Commitment
Borrowing Base Utilization Percentage	Utilization	Margin	Margin	Fee
Level 1	< 25%	2.00%	1.00%	0.375%
Level 2	≥ 25% < 50%	2.25%	1.25%	0.375%
Level 3	≥ 50% < 75%	2.50%	1.50%	0.500%
Level 4	≥ 75% < 90%	2.75%	1.75%	0.500%
Level 5	≥ 90%	3.00%	2.00%	0.500%

Borrowing Base Utilization Percentage	Utilization	LIBOR Margin	Base Rate Margin	Commitment Fee
Level 1	< 25%	1.75%	0.75%	0.375%
Level 2	> 25.0% < 50%	2.00%	1.00%	0.375%
Level 3	> 50% < 75%	2.25%	1.25%	0.500%
Level 4	> 75% < 90%	2.50%	1.50%	0.500%
Level 5	> 90%	2.75%	1.75%	0.500%